ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable are shown net of an Allowance for Doubtful Accounts. As more fully explained in Note 5 below, accounts receivable has also been reduced by Accounts Receivable loans sold with recourse.

	March 31, 2012	December 31, 2011
Gross accounts receivable	$339,222	$652,504
Less:
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(146,559)	(242,550)
Total	$59,663	$276,954